Note 7 - Convertible Note and Embedded Conversion Feature Liability and Gain on Extinguishment of Debt - 10-Q (Details) - Convertible Note, Net of Debt Discount (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Jul. 02, 2012	Dec. 31, 2012 Convertible Notes Payable [Member]	Jul. 31, 2013 Convertible Notes Payable [Member]	Sep. 30, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]
Note 7 - Convertible Note and Embedded Conversion Feature Liability and Gain on Extinguishment of Debt - 10-Q (Details) - Convertible Note, Net of Debt Discount [Line Items]
Beginning Balance - December 31, 2012									$ 7,000	$ 7,000
Beginning Balance - December 31, 2012							(12,000)		(4,635)	(4,635)
Beginning Balance - December 31, 2012			2,365			0			2,365	2,365
Installment Payments in Shares								(5,000)	(12,000)	(7,000)	(5,000)
Amortization	361	6,247	6,504	6,247	11,949					4,181	7,365
Write-off associated with convertible debt extinguishment										$ 454